Income Taxes - Summary of Gross Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Beginning balance	$ 0
Increase related to prior year tax positions	628,383
Decreases related to prior year tax positions	0	0
Increase related to Current year tax positions	44,864
Decreases related to current year tax positions	0	0
Ending Balance	$ 673,247	$ 0